Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 44,466,766	₩ 34,555,624	₩ 39,279,866
Employee benefits	4,023,167	3,624,953	3,623,611
Outsourced processing cost	7,690,334	7,808,343	8,250,372
Electricity	744,207	656,121	912,832
Depreciation	3,135,345	3,156,181	3,029,868
Amortization	444,100	465,558	431,247
Freight and custody	1,580,200	1,428,012	1,446,628
Sales commissions	65,404	86,851	73,941
Loss on disposal of property, plant and equipment	95,720	142,126	120,227
Impairment loss on property, plant and equipment	311,520	27,040	442,700
Impairment loss on goodwill and intangible assets	224,328	197,776	191,021
Donations	101,258	45,652	51,567
Other	4,962,224	3,638,393	4,168,470
Expenses by nature	67,844,573	55,832,630	62,022,350
Wages and salaries	3,684,894	3,316,364	3,313,642
Expenses related to post-employment benefits	338,273	308,589	309,969
Employee benefits expenses	₩ 4,023,167	₩ 3,624,953	₩ 3,623,611